NOTE RECEIVABLE (Tables)	3 Months Ended
Mar. 31, 2023
Note Receivable
DISCLOSURE OF NOTES RECEIVABLE

	Maturity Date	Rate	Principal	Interest	Accretion	(Impairment)/ Recovery	Repayments	Balance March 31, 2023
Note 1(1)	2023-06-30	0%	$168,699	$-	$-	$-	$(33,369)	$135,330

(1)	These notes are denominated in US dollars.